Other assets	12 Months Ended
Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets

9. Other assets

Other assets consist of the following:

	March 31, 2016 (INR)	As of March 31,
		2017 (INR)	2017 (US$)
Prepaid income taxes	288,771	666,574	10,279
Derivative instruments (Note 21)	83,426	61,120	942
Interest receivable on term deposits	85,154	128,678	1,984
Security deposit to related party (Note 18)	8,567	2,160	33
Land use rights	91,218	114,178	1,761
Prepaid expenses	—	32,806	506
Other	38,765	88,049	1,358

Total	595,901	1,093,565	16,863